Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 13,355,846	$ 8,382,140
Interest rate risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	2,825	109
Interest rate swaps [Member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	186,679	167,945
Interest rate swaps [Member] | Interest rate risk [member] | Cash Flow Hedges [member] | USD LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount		$ 22,689
Interest rates swaps maturity period		Jun. 30, 2023
Interest rate swaps [Member] | Interest rate risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	169,368	$ 103,671
Interest rate swaps [Member] | Interest rate risk [member] | Fair Value Hedges [member] | USD LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount		$ 31,455
Interest rates swaps maturity period		Jun. 30, 2023
Cross currency swaps and foreign exchange forwards [member] | Foreign exchange risk [member] | Fair Value Hedges [member] | USD LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount		$ 0
LIBOR Or Other Potentially Impacted IBORs [Member] | Cross currency swaps and foreign exchange forwards [member] | Interest rate risk [member] | Cash Flow Hedges [member] | USD LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0
Interest rates swaps maturity period	Jun. 30, 2023
CDOR [member] | Interest rate swaps [Member] | Equity price risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 451	455
CDOR [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21,718	$ 49,560
Interest rates swaps maturity period	Jun. 28, 2024	Jun. 28, 2024
CDOR [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 22,328	$ 21,043
Interest rates swaps maturity period	Jun. 28, 2024	Jun. 28, 2024
CDOR [member] | Cross currency swaps and foreign exchange forwards [member] | Foreign exchange risk [member] | Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 0
Interest rates swaps maturity period	Jun. 28, 2024	Jun. 28, 2024
CDOR [member] | Cross currency swaps and foreign exchange forwards [member] | Foreign exchange risk [member] | Fair Value Hedges [member] | USD LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Interest rates swaps maturity period		Jun. 30, 2023
CDOR [member] | Cross currency swaps and foreign exchange forwards [member] | Interest rate risk [member] | Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0
Interest rates swaps maturity period	Jun. 28, 2024	Jun. 28, 2024